Loans Receivable (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$ 236,682	$ 661,098
Collectively evaluated for impairment	2,539,175	2,238,427
Total ending allowance balance	2,775,857	2,899,525	4,276,449	2,900,587
Loans:
Individually evaluated for impairment	1,085,318	836,098
Collectively evaluated for impairment	311,483,318	286,982,763
Total	312,568,636	287,818,861
Unpaid Principal Balance
Total	1,085,318	836,098	3,425,676
Recorded Investment
Total	1,085,318	836,098	3,425,676
Allowance for Loan Losses Allocated
With an allowance recorded	236,682	661,098	2,141,135
Average recorded investment
Total	1,570,584	2,292,517	3,527,128
Cash Basis Interest Income Recognized
Total	56,330	9	35
Commercial Loans
Ending allowance balance attributable to loans:
Individually evaluated for impairment	213,685
Collectively evaluated for impairment	619,922	534,995
Total ending allowance balance	833,607	534,995	2,667,827	1,259,155
Loans:
Individually evaluated for impairment	884,680
Collectively evaluated for impairment	46,579,232	37,695,416
Total	47,463,912	37,695,416
Unpaid Principal Balance
With an allowance recorded	884,680		2,042,914
Total	197,233
Recorded Investment
With an allowance recorded	884,680		2,042,914
Allowance for Loan Losses Allocated
With an allowance recorded	213,685		2,042,914
Average recorded investment
With an allowance recorded	960,820	1,074,271	2,144,366
Cash Basis Interest Income Recognized
With an allowance recorded	44,708	9	35
Commercial Real Estate
Ending allowance balance attributable to loans:
Individually evaluated for impairment	22,997	661,098
Collectively evaluated for impairment	833,715	648,713
Total ending allowance balance	856,712	1,309,811	575,780	635,184
Loans:
Individually evaluated for impairment	200,638	836,098
Collectively evaluated for impairment	83,905,877	81,433,024
Total	84,106,515	82,269,122
Unpaid Principal Balance
With an allowance recorded	200,638	836,098	1,382,762
Recorded Investment
With an allowance recorded	200,638	836,098	1,382,762
Allowance for Loan Losses Allocated
With an allowance recorded	22,997	661,098	98,211
Average recorded investment
With an allowance recorded	609,764	1,218,246	1,382,762
Cash Basis Interest Income Recognized
With an allowance recorded	11,622
Consumer Loans
Ending allowance balance attributable to loans:
Collectively evaluated for impairment	231,634	326,123
Total ending allowance balance	231,634	326,123	337,339	430,560
Loans:
Collectively evaluated for impairment	29,678,184	34,340,467
Total	29,678,184	34,340,467
Home Equity
Ending allowance balance attributable to loans:
Collectively evaluated for impairment	281,614	264,513
Total ending allowance balance	281,614	264,513	264,625	190,991
Loans:
Collectively evaluated for impairment	47,083,312	44,979,503
Total	47,083,312	44,979,503
Residential Mortgages
Ending allowance balance attributable to loans:
Collectively evaluated for impairment	572,290	464,083
Total ending allowance balance	572,290	464,083	430,878	384,697
Loans:
Collectively evaluated for impairment	104,236,713	88,534,353
Total	$ 104,236,713	$ 88,534,353